SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2023
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS
22.	SUBSEQUENT EVENTS
No subsequent event which had a material impact on the Company was identified through the date of issuance of the financial statements.